Distribution Date:	10/18/21	Morgan Stanley Bank of America Merrill Lynch Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21	Commercial Mortgage Pass-Through Certificates
Record Date:	09/30/21	Series 2015-C24

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19		David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24	Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61765LAQ3	1.706000%	34,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765LAR1	3.088000%	17,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61765LAS9	3.479000%	63,600,000.00	49,099,679.31	1,092,490.09	142,348.15	0.00	0.00	1,234,838.24	48,007,189.22	32.21%	30.00%
A-3	61765LAT7	3.479000%	200,000,000.00	196,840,324.82	0.00	570,672.91	0.00	0.00	570,672.91	196,840,324.82	32.21%	30.00%
A-4	61765LAU4	3.732000%	339,992,000.00	339,992,000.00	0.00	1,057,375.12	0.00	0.00	1,057,375.12	339,992,000.00	32.21%	30.00%
A-S	61765LAW0	4.036000%	54,955,000.00	54,955,000.00	0.00	184,831.98	0.00	0.00	184,831.98	54,955,000.00	25.84%	24.13%
B	61765LAX8	4.343101%	58,464,000.00	58,464,000.00	0.00	211,595.88	0.00	0.00	211,595.88	58,464,000.00	19.07%	17.88%
C	61765LAY6	4.343101%	40,925,000.00	40,925,000.00	0.00	148,117.84	0.00	0.00	148,117.84	40,925,000.00	14.33%	13.50%
D	61765LAC4	3.257000%	47,940,000.00	47,940,000.00	0.00	130,117.15	0.00	0.00	130,117.15	47,940,000.00	8.77%	8.38%
E	61765LAE0	4.343101%	28,062,000.00	28,062,000.00	0.00	101,563.42	0.00	0.00	101,563.42	28,062,000.00	5.52%	5.38%
F	61765LAG5	4.343101%	17,539,000.00	17,539,000.00	0.00	63,478.04	0.00	0.00	63,478.04	17,539,000.00	3.48%	3.50%
G	61765LAJ9	4.343101%	32,740,433.00	30,053,194.18	0.00	84,865.39	0.00	0.00	84,865.39	30,053,194.18	0.00%	0.00%
V	61765LAM2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765LAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			935,417,435.00	863,870,198.31	1,092,490.09	2,694,965.88	0.00	0.00	3,787,455.97	862,777,708.22

Notional Certificates
X-A	61765LAV2	0.717296%	654,792,000.00	585,932,004.13	0.00	350,238.71	0.00	0.00	350,238.71	584,839,514.04
X-B	61765LAA8	0.307101%	54,955,000.00	54,955,000.00	0.00	14,063.95	0.00	0.00	14,063.95	54,955,000.00
X-D	61765LAZ3	1.086101%	47,940,000.00	47,940,000.00	0.00	43,389.73	0.00	0.00	43,389.73	47,940,000.00
Notional SubTotal			757,687,000.00	688,827,004.13	0.00	407,692.39	0.00	0.00	407,692.39	687,734,514.04

Deal Distribution Total					1,092,490.09	3,102,658.27	0.00	0.00	4,195,148.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765LAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765LAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61765LAS9	772.00753632	17.17751714	2.23817846	0.00000000	0.00000000	0.00000000	0.00000000	19.41569560	754.83001918
A-3	61765LAT7	984.20162410	0.00000000	2.85336455	0.00000000	0.00000000	0.00000000	0.00000000	2.85336455	984.20162410
A-4	61765LAU4	1,000.00000000	0.00000000	3.11000000	0.00000000	0.00000000	0.00000000	0.00000000	3.11000000	1,000.00000000
A-S	61765LAW0	1,000.00000000	0.00000000	3.36333327	0.00000000	0.00000000	0.00000000	0.00000000	3.36333327	1,000.00000000
B	61765LAX8	1,000.00000000	0.00000000	3.61925082	0.00000000	0.00000000	0.00000000	0.00000000	3.61925082	1,000.00000000
C	61765LAY6	1,000.00000000	0.00000000	3.61925082	0.00000000	0.00000000	0.00000000	0.00000000	3.61925082	1,000.00000000
D	61765LAC4	1,000.00000000	0.00000000	2.71416667	0.00000000	0.00000000	0.00000000	0.00000000	2.71416667	1,000.00000000
E	61765LAE0	1,000.00000000	0.00000000	3.61925094	0.00000000	0.00000000	0.00000000	0.00000000	3.61925094	1,000.00000000
F	61765LAG5	1,000.00000000	0.00000000	3.61925081	0.00000000	0.00000000	0.00000000	0.00000000	3.61925081	1,000.00000000
G	61765LAJ9	917.92292973	0.00000000	2.59206682	0.73012657	20.07009467	0.00000000	0.00000000	2.59206682	917.92292973
V	61765LAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765LAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765LAV2	894.83683999	0.00000000	0.53488544	0.00000000	0.00000000	0.00000000	0.00000000	0.53488544	893.16838636
X-B	61765LAA8	1,000.00000000	0.00000000	0.25591757	0.00000000	0.00000000	0.00000000	0.00000000	0.25591757	1,000.00000000
X-D	61765LAZ3	1,000.00000000	0.00000000	0.90508406	0.00000000	0.00000000	0.00000000	0.00000000	0.90508406	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	142,348.15	0.00	142,348.15	0.00	0.00	0.00	142,348.15	0.00
A-3	09/01/21 - 09/30/21	30	0.00	570,672.91	0.00	570,672.91	0.00	0.00	0.00	570,672.91	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,057,375.12	0.00	1,057,375.12	0.00	0.00	0.00	1,057,375.12	0.00
X-A	09/01/21 - 09/30/21	30	0.00	350,238.71	0.00	350,238.71	0.00	0.00	0.00	350,238.71	0.00
X-B	09/01/21 - 09/30/21	30	0.00	14,063.95	0.00	14,063.95	0.00	0.00	0.00	14,063.95	0.00
A-S	09/01/21 - 09/30/21	30	0.00	184,831.98	0.00	184,831.98	0.00	0.00	0.00	184,831.98	0.00
B	09/01/21 - 09/30/21	30	0.00	211,595.88	0.00	211,595.88	0.00	0.00	0.00	211,595.88	0.00
C	09/01/21 - 09/30/21	30	0.00	148,117.84	0.00	148,117.84	0.00	0.00	0.00	148,117.84	0.00
D	09/01/21 - 09/30/21	30	0.00	130,117.15	0.00	130,117.15	0.00	0.00	0.00	130,117.15	0.00
X-D	09/01/21 - 09/30/21	30	0.00	43,389.73	0.00	43,389.73	0.00	0.00	0.00	43,389.73	0.00
E	09/01/21 - 09/30/21	30	0.00	101,563.42	0.00	101,563.42	0.00	0.00	0.00	101,563.42	0.00
F	09/01/21 - 09/30/21	30	0.00	63,478.04	0.00	63,478.04	0.00	0.00	0.00	63,478.04	0.00
G	09/01/21 - 09/30/21	30	633,198.93	108,770.05	0.00	108,770.05	23,904.66	0.00	0.00	84,865.39	657,103.59
Totals			633,198.93	3,126,562.93	0.00	3,126,562.93	23,904.66	0.00	0.00	3,102,658.27	657,103.59

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Total Available Distribution Amount (1)	4,195,148.36
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,143,142.44	Master Servicing Fee	11,651.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,885.54
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	359.95
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,472.36
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,143,142.44	Total Fees	16,579.32

Principal		Expenses/Reimbursements
Scheduled Principal	1,092,490.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	15,487.44
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,204.46
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	212.93
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,092,490.09	Total Expenses/Reimbursements	23,904.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,102,658.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,092,490.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,195,148.36
Total Funds Collected	4,235,632.53	Total Funds Distributed	4,235,632.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	863,870,198.31	863,870,198.31	Beginning Certificate Balance	863,870,198.31
(-) Scheduled Principal Collections	1,092,490.09	1,092,490.09	(-) Principal Distributions	1,092,490.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	862,777,708.22	862,777,708.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	864,825,339.21	864,825,339.21	Ending Certificate Balance	862,777,708.22
Ending Actual Collateral Balance	863,786,928.39	863,786,928.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	41,622,867.62	4.82%	43	4.4578	NAP	Defeased	5	41,622,867.62	4.82%	43	4.4578	NAP
5,000,000 or less	19	69,013,006.37	8.00%	45	4.6642	2.034173	1.20 or less	17	316,714,503.40	36.71%	44	4.3493	0.810690
5,000,001 to 10,000,000	29	199,506,809.13	23.12%	45	4.5267	1.419299	1.21 to 1.30	3	57,498,446.64	6.66%	43	3.8810	1.283840
10,000,001 to 15,000,000	9	112,539,349.25	13.04%	44	4.5303	1.437570	1.31 to 1.40	4	32,495,733.02	3.77%	44	4.3948	1.368049
15,000,001 to 20,000,000	1	16,200,000.00	1.88%	45	4.5270	2.684400	1.41 to 1.50	4	82,029,356.81	9.51%	45	4.6050	1.482789
20,000,001 to 30,000,000	8	190,523,925.31	22.08%	45	4.4219	1.644347	1.51 to 1.60	9	60,121,171.21	6.97%	44	4.3502	1.568152
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	5	50,001,757.58	5.80%	45	4.4571	1.628172
40,000,001 to 50,000,000	1	50,000,000.00	5.80%	43	3.7075	1.288300	1.71 to 1.80	2	29,290,585.54	3.39%	44	4.3518	1.779639
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	5	49,908,511.56	5.78%	45	4.3304	1.876249
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	15,854,517.63	1.84%	45	4.5292	1.943848
70,000,001 to 80,000,000	1	73,371,750.54	8.50%	45	4.3700	1.101600	2.01 to 2.10	1	3,769,258.17	0.44%	45	4.7200	2.080000
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	1	1,437,817.03	0.17%	44	4.4930	2.163500
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	1	4,423,369.74	0.51%	43	4.3480	2.230300
100,000,001 or greater	1	110,000,000.00	12.75%	41	3.8600	0.907200	2.31 to 2.40	5	55,539,047.49	6.44%	43	4.1847	2.376528
Totals	74	862,777,708.22	100.00%	44	4.3659	1.455185	2.41 to 2.50	3	13,025,428.50	1.51%	43	4.5393	2.465228
							2.51 to 2.60	1	3,776,056.44	0.44%	45	4.8450	2.518300
							2.61 to 2.70	1	16,200,000.00	1.88%	45	4.5270	2.684400
							2.71 to 2.80	0	0.00	0.00%	0	0.0000	0.000000
							2.81 or greater	4	29,069,279.84	3.37%	45	4.5960	3.449735
							Totals	74	862,777,708.22	100.00%	44	4.3659	1.455185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	41,622,867.62	4.82%	43	4.4578	NAP	Texas	13	109,336,163.94	12.67%	45	4.4442	1.768762
Alabama	3	6,892,407.49	0.80%	45	4.6050	1.477600	Vermont	1	12,838,112.48	1.49%	46	4.7600	1.092500
Arkansas	3	2,325,000.00	0.27%	43	4.1530	2.375000	Virginia	4	23,847,068.77	2.76%	44	4.2891	1.826575
California	5	48,560,515.45	5.63%	45	4.3768	1.800342	Washington	2	9,494,942.37	1.10%	45	4.7683	1.811063
Connecticut	1	5,339,188.90	0.62%	45	4.6050	1.477600	Wisconsin	6	19,097,644.24	2.21%	45	4.6205	0.515118
Delaware	1	6,115,798.19	0.71%	45	4.6050	1.477600	Totals	127	862,777,708.22	100.00%	44	4.3659	1.455185
Florida	7	23,866,678.13	2.77%	45	4.3547	1.695332
									Property Type³
Georgia	2	10,277,570.52	1.19%	44	4.7263	1.585542
Illinois	2	3,366,667.40	0.39%	45	4.8850	1.917000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	2	8,945,360.28	1.04%	45	4.4233	1.543681		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	1	4,684,602.92	0.54%	42	4.8510	2.447100	Defeased	5	41,622,867.62	4.82%	43	4.4578	NAP
Louisiana	2	11,546,198.19	1.34%	44	4.2655	1.346930	Industrial	2	10,977,378.36	1.27%	44	4.2443	1.963218
Maryland	2	78,423,031.50	9.09%	45	4.3494	1.184265	Lodging	16	126,462,907.58	14.66%	44	4.6751	0.783717
Massachusetts	2	28,675,048.89	3.32%	45	4.6352	0.888431	Mixed Use	3	124,767,247.79	14.46%	41	3.9438	0.993893
Michigan	4	44,872,162.55	5.20%	44	4.4358	1.701255	Mobile Home Park	1	5,865,479.20	0.68%	44	4.1010	2.335400
Missouri	1	6,733,994.81	0.78%	45	4.8900	0.878800	Multi-Family	13	183,976,198.22	21.32%	44	4.3364	1.538284
Nevada	3	10,140,682.78	1.18%	45	4.6314	3.152826	Office	4	39,236,340.47	4.55%	45	4.4818	1.591206
New Jersey	1	5,964,188.31	0.69%	45	4.6950	(0.945700)	Other	2	50,984,000.00	5.91%	43	3.7161	1.309273
New York	14	183,785,694.76	21.30%	42	3.9254	1.235058	Retail	67	242,470,848.35	28.10%	45	4.5365	1.668902
North Carolina	10	45,985,899.12	5.33%	45	4.6807	1.109697	Self Storage	14	36,414,440.54	4.22%	45	4.5106	3.061739
Ohio	7	25,132,092.08	2.91%	44	4.3118	2.085576	Totals	127	862,777,708.22	100.00%	44	4.3659	1.455185
Oregon	3	13,589,939.85	1.58%	44	4.5288	2.010037
Pennsylvania	7	41,633,715.29	4.83%	43	4.5573	1.213804
South Carolina	7	18,601,388.24	2.16%	44	4.5095	1.675596
Tennessee	6	11,083,083.05	1.28%	45	4.5212	1.643994

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	41,622,867.62	4.82%	43	4.4578	NAP	Defeased	5	41,622,867.62	4.82%	43	4.4578	NAP
	4.000% or less	2	160,000,000.00	18.54%	42	3.8123	1.026294	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	29	336,963,086.25	39.06%	44	4.2928	1.738845	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	36	314,458,862.55	36.45%	45	4.6897	1.343560	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	9,732,891.80	1.13%	45	5.1448	1.490599	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	862,777,708.22	100.00%	44	4.3659	1.455185	49 months or greater	69	821,154,840.60	95.18%	44	4.3612	1.445690
								Totals	74	862,777,708.22	100.00%	44	4.3659	1.455185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	41,622,867.62	4.82%	43	4.4578	NAP	Defeased	5	41,622,867.62	4.82%	43	4.4578	NAP
	114 months or less	69	821,154,840.60	95.18%	44	4.3612	1.445690	Interest Only	10	250,463,169.00	29.03%	43	3.9894	1.511366
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	59	570,691,671.60	66.15%	45	4.5244	1.416867
	Totals	74	862,777,708.22	100.00%	44	4.3659	1.455185	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	74	862,777,708.22	100.00%	44	4.3659	1.455185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	41,622,867.62	4.82%	43	4.4578	NAP			None
Underwriter's Information		3	57,903,075.43	6.71%	45	4.6050	1.484951
	12 months or less	65	755,579,611.68	87.58%	44	4.3389	1.449418
	13 months to 24 months	1	7,672,153.49	0.89%	45	4.7180	0.782300
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	862,777,708.22	100.00%	44	4.3659	1.455185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	1443371	MU	New York	NY	Actual/360	3.860%	353,833.33	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	10/06/21
2	1544230	RT	Various	Various	Actual/360	4.605%	92,720.89	35,514.92	0.00	N/A	07/01/25	--	24,161,796.30	24,126,281.38	10/01/21
2A	453000270				Actual/360	4.605%	92,720.89	35,514.92	0.00	N/A	07/01/25	--	24,161,796.30	24,126,281.38	10/01/21
2B	453000271				Actual/360	4.605%	92,720.89	35,514.92	0.00	N/A	07/01/25	--	24,161,796.30	24,126,281.38	10/01/21
2C	453000275				Actual/360	4.605%	37,088.36	14,205.96	0.00	N/A	07/01/25	--	9,664,718.63	9,650,512.67	10/01/21
3	1544972	MF	Hanover	MD	Actual/360	4.370%	267,581.34	105,962.87	0.00	N/A	07/01/25	--	73,477,713.41	73,371,750.54	10/01/21
4	1443312	98	New York	NY	Actual/360	3.708%	154,479.17	0.00	0.00	05/05/25	05/05/45	--	50,000,000.00	50,000,000.00	10/05/21
5	300801294	OF	Los Angeles	CA	Actual/360	4.335%	86,769.45	47,401.32	0.00	N/A	07/01/25	--	24,019,225.57	23,971,824.25	10/01/21
6	304261006	MF	Fenton	MI	Actual/360	4.360%	87,115.18	44,462.66	0.00	N/A	06/01/25	--	23,976,655.18	23,932,192.52	10/01/21
7	300801262	Various Various		Various	Actual/360	4.153%	88,315.86	0.00	0.00	N/A	05/01/25	--	25,518,669.00	25,518,669.00	10/01/21
8	695100524	RT	Westfield	MA	Actual/360	4.605%	80,820.98	57,945.86	0.00	N/A	07/06/25	--	21,060,841.26	21,002,895.40	10/06/21
9	1544947	MF	Missouri City	TX	Actual/360	4.140%	81,837.61	0.00	0.00	N/A	07/01/25	--	23,719,500.00	23,719,500.00	10/01/21
10	695100517	RT	Houston	TX	Actual/360	4.527%	61,114.50	0.00	0.00	N/A	07/06/25	--	16,200,000.00	16,200,000.00	10/06/21
11	300801302	SS	Various	NY	Actual/360	4.725%	57,672.20	25,550.44	0.00	N/A	07/01/25	--	14,646,908.93	14,621,358.49	10/01/21
12	304261012	LO	Asheville	NC	Actual/360	4.930%	53,623.77	34,615.11	0.00	N/A	07/01/25	--	13,052,440.16	13,017,825.05	10/01/21
13	304261013	LO	Wyomissing	PA	Actual/360	4.720%	53,498.66	25,517.11	0.00	N/A	06/01/25	--	13,601,353.59	13,575,836.48	06/01/20
14	300801305	LO	Waco	TX	Actual/360	4.706%	49,063.93	31,533.78	0.00	N/A	07/01/25	--	12,510,990.38	12,479,456.60	10/01/21
15	695100526	MF	Stockbridge	GA	Actual/360	4.537%	50,220.54	19,751.30	0.00	N/A	07/06/25	--	13,282,928.81	13,263,177.51	10/06/21
16	304261016	RT	Saint Albans	VT	Actual/360	4.760%	51,001.87	19,501.92	0.00	N/A	08/01/25	--	12,857,614.40	12,838,112.48	10/01/21
17	300801282	MF	West Carrollton	OH	Actual/360	4.173%	45,636.27	19,681.04	0.00	N/A	06/01/25	--	13,123,299.37	13,103,618.33	10/01/21
18	1443522	LO	Chester	VA	Actual/360	4.113%	37,708.17	22,543.95	0.00	N/A	06/01/25	--	11,001,653.29	10,979,109.34	10/01/21
19	300801225	MF	Scranton	PA	Actual/360	4.244%	41,400.05	17,590.59	0.00	N/A	03/01/25	--	11,705,953.07	11,688,362.48	10/01/21
21	300801274	LO	Monroe	LA	Actual/360	4.222%	36,066.13	15,243.98	0.00	N/A	06/01/25	--	10,250,913.98	10,235,670.00	10/01/21
22	300801307	MH	Calumet City	IL	Actual/360	4.590%	38,287.42	13,890.16	0.00	N/A	01/01/25	--	10,009,781.76	9,995,891.60	10/01/21
23	304261023	RT	Plano	TX	Actual/360	4.350%	35,171.81	15,356.09	0.00	N/A	07/01/25	--	9,702,567.10	9,687,211.01	10/01/21
24	695100507	MU	Ann Arbor	MI	Actual/360	4.320%	34,374.70	15,726.00	0.00	N/A	06/06/25	--	9,548,528.63	9,532,802.63	10/06/21
25	300801259	LO	Ann Arbor	MI	Actual/360	4.500%	33,347.63	17,320.90	0.00	N/A	05/01/25	--	8,892,701.59	8,875,380.69	10/01/21
26	300801288	MF	Humble	TX	Actual/360	4.268%	31,169.85	14,555.37	0.00	N/A	06/01/25	--	8,763,781.88	8,749,226.51	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	300801300	LO	Green Bay	WI	Actual/360	4.589%	30,776.04	15,302.81	0.00	N/A	07/01/25	--	8,047,776.80	8,032,473.99	07/01/20
28	300801297	LO	Andover	MA	Actual/360	4.718%	30,246.52	20,898.53	0.00	N/A	07/01/25	--	7,693,052.02	7,672,153.49	05/01/21
29	304261029	LO	Duluth	GA	Actual/360	4.760%	31,970.74	15,031.78	0.00	N/A	06/01/25	--	8,059,850.58	8,044,818.80	10/01/21
30	304261030	MF	Dallas	TX	Actual/360	4.420%	30,353.01	13,282.67	0.00	N/A	07/01/25	--	8,240,635.69	8,227,353.02	10/01/21
31	304261031	RT	Dallas	TX	Actual/360	4.435%	29,684.28	12,151.22	0.00	N/A	07/01/25	--	8,031,821.92	8,019,670.70	10/01/21
32	304261032	SS	Van Nuys	CA	Actual/360	4.450%	30,779.17	0.00	0.00	N/A	07/01/25	--	8,300,000.00	8,300,000.00	10/01/21
33	304261033	LO	Grafton	WI	Actual/360	4.890%	30,056.85	13,412.91	0.00	N/A	07/01/25	--	7,375,914.16	7,362,501.25	10/01/21
34	304261034	RT	Westfall	PA	Actual/360	4.730%	27,701.63	13,088.05	0.00	N/A	07/01/25	--	7,027,897.30	7,014,809.25	10/01/21
35	304261035	OF	Raleigh	NC	Actual/360	4.790%	27,503.71	12,717.98	0.00	N/A	07/01/25	--	6,890,281.72	6,877,563.74	10/01/21
36	300801289	SS	Orlando	FL	Actual/360	4.173%	25,580.97	10,977.22	0.00	N/A	07/01/25	--	7,356,137.92	7,345,160.70	10/01/21
37	304261037	LO	St Charles	MO	Actual/360	4.890%	27,491.02	12,267.91	0.00	N/A	07/01/25	--	6,746,262.72	6,733,994.81	10/01/21
38	695100525	LO	Princeton	NJ	Actual/360	4.695%	23,398.62	16,288.47	0.00	N/A	07/06/25	--	5,980,476.78	5,964,188.31	10/06/21
39	300801298	IN	Coconut Creek	FL	Actual/360	4.410%	21,839.82	16,711.73	0.00	N/A	07/01/25	--	5,942,809.13	5,926,097.40	10/01/21
40	300801295	MF	Bryan	TX	Actual/360	4.476%	24,268.94	10,391.92	0.00	N/A	07/01/25	--	6,506,419.18	6,496,027.26	10/01/21
41	304261041	RT	Irmo	SC	Actual/360	4.755%	22,364.11	18,998.57	0.00	N/A	06/01/25	--	5,643,938.64	5,624,940.07	10/01/21
42	695100528	LO	West Chester	PA	Actual/360	4.785%	22,357.94	15,116.73	0.00	N/A	07/06/25	--	5,607,006.78	5,591,890.05	02/06/21
44	300801301	MU	Clinton	WA	Actual/360	5.020%	21,955.06	13,776.05	0.00	N/A	07/01/25	--	5,248,221.21	5,234,445.16	10/01/21
45	300801286	RT	Various	SC	Actual/360	4.315%	19,306.32	10,686.71	0.00	N/A	06/01/25	--	5,369,079.73	5,358,393.02	10/01/21
46	300801285	MH	Merced	CA	Actual/360	4.101%	20,075.76	8,919.62	0.00	N/A	06/01/25	--	5,874,398.82	5,865,479.20	10/01/21
47	1544279	RT	Keizer	OR	Actual/360	4.540%	22,700.00	0.00	0.00	N/A	07/01/25	--	6,000,000.00	6,000,000.00	10/01/21
49	695100532	RT	Merced	CA	Actual/360	4.770%	20,724.36	9,601.14	0.00	N/A	08/06/25	--	5,213,676.48	5,204,075.34	10/06/21
50	300801268	RT	Ashland	VA	Actual/360	4.195%	19,576.67	0.00	0.00	N/A	05/01/25	--	5,600,000.00	5,600,000.00	10/01/21
51	304261051	IN	Frederick	MD	Actual/360	4.050%	17,079.59	9,337.04	0.00	N/A	04/01/25	--	5,060,618.00	5,051,280.96	10/01/21
52	300801264	MF	Monroe	LA	Actual/360	3.950%	18,071.25	0.00	0.00	N/A	05/01/25	--	5,490,000.00	5,490,000.00	10/01/21
53	304261053	RT	Greer	SC	Actual/360	4.510%	19,275.55	8,146.09	0.00	N/A	07/01/25	--	5,128,749.22	5,120,603.13	10/01/21
54	1544511	RT	Brentwood	CA	Actual/360	4.370%	19,033.80	7,537.44	0.00	N/A	07/01/25	--	5,226,674.10	5,219,136.66	10/01/21
55	300801245	LO	Campbellsville	KY	Actual/360	4.851%	18,972.82	8,734.18	0.00	N/A	04/01/25	--	4,693,337.10	4,684,602.92	10/01/21
56	304261056	LO	San Antonio	TX	Actual/360	5.290%	19,880.92	11,402.80	0.00	N/A	08/01/25	--	4,509,849.44	4,498,446.64	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
57	300801252	LO	Medford	OR	Actual/360	4.348%	16,059.32	8,825.38	0.00	N/A	05/01/25	--	4,432,195.12	4,423,369.74	12/01/19
58	304261058	MF	Petersburg	VA	Actual/360	4.643%	16,884.68	8,232.17	0.00	N/A	07/01/25	--	4,363,906.75	4,355,674.58	10/01/21
59	695100530	OF	Dearborn	MI	Actual/360	4.844%	16,687.68	7,569.42	0.00	N/A	07/06/25	--	4,134,024.69	4,126,455.27	10/06/21
60	300801293	OF	Vancouver	WA	Actual/360	4.459%	15,856.69	6,834.65	0.00	N/A	07/01/25	--	4,267,331.86	4,260,497.21	10/01/21
61	695100505	RT	Midland	TX	Actual/360	4.468%	14,916.48	7,798.88	0.00	N/A	06/06/25	--	4,006,216.70	3,998,417.82	10/06/21
62	1544468	RT	Las Vegas	NV	Actual/360	4.855%	16,183.63	7,312.14	0.00	N/A	07/01/25	--	4,000,073.57	3,992,761.43	10/01/21
63	304261063	RT	Houston	TX	Actual/360	4.845%	15,279.45	8,327.12	0.00	N/A	07/01/25	--	3,784,383.56	3,776,056.44	09/01/21
64	304261064	MF	Miami Beach	FL	Actual/360	4.250%	14,963.54	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	10/01/21
65	304261065	RT	Rockingham	NC	Actual/360	4.720%	14,851.68	6,591.74	0.00	N/A	07/01/25	--	3,775,849.91	3,769,258.17	10/01/21
66	1544576	RT	Corinth	TX	Actual/360	4.670%	14,907.08	7,297.29	0.00	N/A	07/01/25	--	3,830,513.05	3,823,215.76	10/01/21
67	695100527	MF	Chicago	IL	Actual/360	4.885%	13,730.13	6,137.95	0.00	N/A	07/06/25	--	3,372,805.35	3,366,667.40	10/06/21
68	300801263	LO	Wilsonville	OR	Actual/360	4.760%	12,595.23	8,697.31	0.00	N/A	05/01/25	--	3,175,267.42	3,166,570.11	10/01/21
69	1544258	RT	Hobart	IN	Actual/360	4.100%	11,017.00	6,619.74	0.00	N/A	06/01/25	--	3,224,486.48	3,217,866.74	10/01/21
70	300801306	SS	Las Vegas	NV	Actual/360	4.456%	12,996.67	0.00	0.00	N/A	07/01/25	--	3,500,000.00	3,500,000.00	10/01/21
71	304261071	RT	Brooklyn	NY	Actual/360	4.660%	11,650.00	0.00	0.00	N/A	07/01/25	--	3,000,000.00	3,000,000.00	10/01/21
72	304261072	MF	Vero Beach	FL	Actual/360	4.710%	10,776.58	4,800.59	0.00	N/A	07/01/25	--	2,745,626.17	2,740,825.58	10/01/21
73	300801299	SS	Las Vegas	NV	Actual/360	4.526%	10,001.11	3,721.14	0.00	N/A	07/01/25	--	2,651,642.49	2,647,921.35	10/01/21
74	300801280	RT	Wilkes Barre	PA	Actual/360	4.493%	5,398.57	4,043.83	0.00	N/A	06/01/25	--	1,441,860.86	1,437,817.03	10/01/21
Totals							3,143,142.44	1,092,490.09	0.00				863,870,198.31	862,777,708.22
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,912,006.24	6,817,777.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,878,397.08	8,525,697.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,595,214.23	1,250,732.31	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,500,000.00	4,250,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,650,364.62	1,397,679.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,303,516.68	1,468,085.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,692,149.10	1,356,415.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,873,740.89	817,358.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,925,350.04	961,957.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,831,272.77	1,073,632.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,082,271.99	1,730,366.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(12,606.90)	(117,688.80)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	303,710.00	1,014,790.08	07/01/20	06/30/21	10/13/20	1,281,809.53	66,242.87	73,802.19	1,196,145.03	306,643.35	0.00
14	603,703.91	673,180.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,056,113.14	530,572.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,954,132.74	487,355.19	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,093,356.02	1,233,280.78	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,080,668.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	531,526.07	913,752.78	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,268,672.92	648,128.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,027,998.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	949,149.95	200,317.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	(47,297.00)	01/01/21	06/30/21	02/11/21	2,041,276.68	70,881.45	38,181.71	619,266.77	124,975.14	0.00
28	0.00	258,994.00	01/01/20	06/30/20	02/11/21	0.00	23,600.97	51,041.83	255,396.59	9,125.79	0.00
29	881,756.04	992,710.59	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	834,777.93	547,373.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	980,338.36	478,019.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,010,666.00	556,661.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	93,196.81	285,006.85	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	705,802.56	347,001.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	648,403.67	585,215.82	06/01/20	05/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	779,094.00	367,569.65	07/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
37	207,155.37	487,962.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	(397,526.37)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	912,712.10	417,856.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	516,968.36	314,827.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	728,069.00	411,120.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	103,859.00	0.00	--	--	08/11/21	670,283.55	29,471.88	34,732.27	286,112.85	73,334.26	0.00
44	717,753.00	395,944.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	577,778.08	340,257.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	818,436.35	411,511.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	647,618.04	339,149.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	127,835.96	97,796.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	592,475.40	296,135.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	833,966.00	403,212.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	481,136.57	268,226.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	457,876.00	265,651.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	710,526.71	881,403.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	248,985.77	536,752.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	0.00	369,360.00	01/01/21	06/30/21	08/11/21	0.00	14,159.53	24,825.23	532,462.67	56,069.59	0.00
58	548,154.55	291,143.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	534,113.49	305,299.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	546,482.83	286,080.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	456,994.00	232,303.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	544,478.84	183,418.12	01/01/21	03/31/21	--	0.00	0.00	23,448.88	23,448.88	0.00	0.00
64	310,822.50	152,397.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	460,180.80	271,109.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	320,717.89	160,358.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	473,637.00	239,650.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	301,255.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	354,627.15	177,314.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	702,672.64	755,276.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	131,277.05	92,462.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	523,761.05	242,277.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	555,471.00	302,505.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	203,727.00	127,273.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	94,288,743.07	49,660,686.02				3,993,369.76	204,356.70	246,032.11	2,912,832.79	570,148.13	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

						Delinquencies¹										Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO			Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	5	39,295,723.75	2	17,999,206.22	0		0.00	0		0.00	0	0.00	0	0.00	4.365899%	4.331483%	44
09/17/21	0	0.00	0	0.00	5	39,381,384.31	2	18,033,548.71	0		0.00	0		0.00	0	0.00	0	0.00	4.366132%	4.331704%	45
08/17/21	0	0.00	0	0.00	5	39,461,624.28	2	18,065,445.61	0		0.00	0		0.00	0	0.00	0	0.00	4.366347%	4.331910%	46
07/16/21	0	0.00	0	0.00	5	39,541,542.89	2	18,097,216.01	0		0.00	0		0.00	0	0.00	0	0.00	4.366562%	4.332113%	47
06/17/21	0	0.00	0	0.00	5	39,626,250.63	2	18,131,182.29	0		0.00	0		0.00	0	0.00	0	0.00	4.366790%	4.332330%	48
05/17/21	0	0.00	1	5,664,650.22	4	34,040,859.74	2	18,162,691.99	0		0.00	0		0.00	0	0.00	0	0.00	4.367001%	4.332532%	49
04/16/21	2	11,738,129.24	0	0.00	4	34,110,104.18	2	18,196,406.94	0		0.00	0		0.00	0	0.00	1	3,159,674.99	4.367227%	4.332746%	50
03/17/21	0	0.00	2	11,341,535.00	5	40,032,636.59	2	18,227,657.96	0		0.00	0		0.00	0	0.00	0	0.00	4.365714%	4.329403%	51
02/18/21	2	11,369,721.24	0	0.00	5	40,123,152.33	2	18,265,802.34	0		0.00	0		0.00	0	0.00	0	0.00	4.365963%	4.329639%	52
01/15/21	1	5,723,609.10	0	0.00	5	40,198,119.49	2	18,296,778.10	0		0.00	0		0.00	0	0.00	0	0.00	4.366166%	4.329831%	53
12/17/20	1	6,121,166.36	0	0.00	5	40,272,793.02	1	4,508,092.27	0		0.00	0		0.00	0	0.00	0	0.00	4.365037%	4.328824%	54
11/18/20	0	0.00	0	0.00	5	40,352,267.68	1	4,516,611.78	0		0.00	0		0.00	0	0.00	0	0.00	4.365253%	4.329027%	55
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																				Page 20 of 29

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	304261013	06/01/20	15	6	73,802.19	1,196,145.03	326,804.91	13,960,078.12	06/16/20	1		10/26/20
27	300801300	07/01/20	14	6	38,181.71	619,266.77	366,218.73	8,248,911.98	10/22/20	13
28	300801297	05/01/21	4	6	51,041.83	255,396.59	9,125.79	7,772,819.61	06/11/20	1
42	695100528	02/06/21	7	6	34,732.27	286,112.85	123,516.18	5,709,718.09	06/12/20	13
57	300801252	12/01/19	21	6	24,825.23	532,462.67	139,016.42	4,605,088.95	12/06/16	2		06/23/17
63	304261063	09/01/21	0	B	23,448.88	23,448.88	0.00	3,784,383.56
Totals					246,032.11	2,912,832.79	964,682.03	44,081,000.31
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		812,777,708	773,481,984	21,296,518		17,999,206
49 - 60 Months		0	0		0	0
> 60 Months		50,000,000	50,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	862,777,708	823,481,984	0	0	34,872,354	4,423,370
Sep-21	863,870,198	824,488,814	0	0	34,949,189	4,432,195
Aug-21	864,882,959	825,421,335	0	0	35,021,170	4,440,454
Jul-21	865,891,767	826,350,224	0	0	21,444,327	18,097,216
Jun-21	866,972,494	827,346,243	0	0	21,495,068	18,131,182
May-21	867,973,147	828,267,637	0	5,664,650	15,878,168	18,162,692
Apr-21	869,046,012	823,197,779	11,738,129	0	15,913,697	18,196,407
Mar-21	875,896,515	824,522,344	0	11,341,535	21,804,979	18,227,658
Feb-21	877,127,382	825,634,509	11,369,721	0	21,857,350	18,265,802
Jan-21	878,122,261	832,200,533	5,723,609	0	21,901,341	18,296,778
Dec-20	885,113,262	838,719,302	6,121,166	0	35,764,701	4,508,092
Nov-20	886,177,846	839,825,578	0	0	41,835,656	4,516,612
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	304261013	13,575,836.48	13,960,078.12	14,600,000.00	09/14/20	888,097.16	0.93660	06/30/21	06/01/25	283
27	300801300	8,032,473.99	8,248,911.98	13,300,000.00	04/01/15	(73,675.00)	(0.26640)	06/30/21	07/01/25	284
28	300801297	7,672,153.49	7,772,819.61	10,600,000.00	10/05/20	240,077.00	0.78230	06/30/20	07/01/25	224
42	695100528	5,591,890.05	5,709,718.09	5,800,000.00	09/15/20	61,198.00	0.13600	12/31/20	07/06/25	224
57	300801252	4,423,369.74	4,605,088.95	5,475,000.00	06/23/21	333,011.00	2.23030	06/30/21	05/01/25	282
Totals		39,295,723.75	40,296,616.75	49,775,000.00		1,448,708.16

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
13	304261013	LO	PA	06/16/20	1

COVID Relief - 10/01/21: Loan transferred to the Special Servicer 6/17/20 for payment default. The subject is a 142 key, 5-story, limited service Hampton Inn located in Wyomissing, PA approximately 3.6 miles west of Reading, PA. FF&E

Reserves funds were u sed to reimburse a tax advance. The Loan is past due for the 4/1/20 payment, but Borrower made a post default payment of $245,777.03 on 2/17/21 that was used to bring P&I current through 6/01/20 and pay certain

Lender expenses. Cash Management is in the p rocess of being set up. Borrower has requested loan relief due to COVID-19. Borrower also received a PPP Loan that requested Lender consent. A Pre-Negotiation Letter has been executed and

	Borrower has agreed to forbearance terms.			Foreclosure was filed a s well as a motion to appoint a Receiver. Borrower filed a response on 3/23/21 which included a counterclaim against the Lender for bad faith negotiations regarding to workout discussions, which Lender filed a response to on 4/05/21.Litigation is stayed while formal consent is being sought for the forbearance terms, which will settle the litigation and counterclaim.
27	300801300	LO	WI	10/22/20	13

COVID Relief 9/29/2021 - Loan transferred to MLS Special Servicing on 10/22/2020 due to delinquency. Loan is past due for the 8/1/2020 and subsequent payments. Subject collateral is select-service lodging facility containing 105 guest rooms located in Gr een Bay, WI. On 1/29/2021 a Receiver was appointed to manage the property. Lender continues to monitor the propertys performance and work with the Receiver on a potential sale of the collateral.

28	300801297	LO	MA	06/11/20	1

10/4/21 - The subject property is an 82-room extended stay hotel located at 4 Riverside Drive, Andover, MA. The 82 rooms include 24 king studio rooms, 55 queen rooms, and three twin two bedrooms. The Property transferred into special servicing on 6/11/20 due to payment default for the payment due 4/1/20. Borrower has submitted some partial payments which have been applied to P&I, Tax, and Insurance Escrows due 4/1/20 through 4/1/21, P&I through 5/01/21, and certain

	Lender expenses, but the FF&E		Reserve remains unfunded as well as the 5/01/21 Tax and Insurance escrow amounts due. Borrower has requested loan relief and has agreed to forbearance terms, and formal Lender consent is now being sought.
42	695100528	LO	PA	06/12/20	13
	10/04/2021 - Loan transferred to special servicing due to payment default. The loan is secured by a 75-room Holiday Inn Express in West Chester, PA.						The Borrower is currently past due its 05/06/2020 payment. Cash Management is in place.

Midland has en gaged counsel who has filed foreclosure complaint. Midland and the Borrower were unable to reach an agreement on loan modification terms and a receiver in now in place. Receiver is in the process of stabilizing operations and

Midland is evaluating the b est time to put the property on the market for sale.

57	300801252	LO	OR	12/06/16	2
	09/03/2021: Transferred on 12/06/2016 as a result of the Borrower refusing to enter into cash management.					Midland inspected the property on 04/19/2018 and found it to be in overall good condition. Midland has worked with counsel and filed for foreclosu re and sought the appointment of receiver. The court ordered a settlement conference that was held on 8/1/2017. Midland worked with the Borrower and came to final terms on a settlement of the defaults. Borrower executed the settlement agreement, althoug h was slow to comply with all points of the settlement agreement. Midland worked with the Master Servicer and Borrower to establish the clearing account. The Borrower never made deposits into the clearing account and then defaulted by not making the Jan uary 2020 and subsequent payments. Midland has worked with counsel to send the default notice to the Borrower and is in the process of pursuing foreclosure and the appointment of a receiver if the Borrower does not correct the defaults under the loan doc uments. As per the COVID-19 House Bill in Oregon, Lender may not foreclose at this time. However, Lender has successfully appointed a receiver as of 12/23/2020. After appointment of receiver, Borrower has expressed a desire to reinstate the Loan again. L ender is evaluating a potential settlement agreement.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1544230	24,687,667.71	4.60500%	24,687,667.71	4.60500%	10	06/11/20	05/01/20	05/01/20
2	1544230	24,657,328.79	4.60500%	24,657,328.79	4.60500%	10	05/01/20	05/01/20	06/11/20
2A	453000270	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2B	453000271	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2C	453000275	9,888,414.65	4.60500%	9,888,414.65	4.60500%	10	04/28/20	05/01/20	08/11/20
14	300801305	12,958,189.44	4.70600%	12,958,189.44	4.70600%	10	05/29/20	04/01/20	07/13/20
21	300801274	0.00	4.22200%	0.00	4.22200%		08/31/20	09/01/20	10/13/20
27	300801300	8,263,390.25	4.58900%	8,263,390.25	4.58900%	10	05/15/20	04/01/20	07/13/20
33	304261033	7,563,825.32	4.89000%	7,563,825.32	4.89000%	10	05/01/20	05/01/20	07/13/20
37	304261037	6,918,132.73	4.89000%	6,918,132.73	4.89000%	10	06/12/20	07/01/20	08/11/20
49	695100532	5,356,794.33	4.77000%	5,356,794.33	4.77000%	10	06/11/20	05/06/20	05/06/20
49	695100532	5,348,471.86	4.77000%	5,348,471.86	4.77000%	10	05/06/20	05/06/20	06/11/20
56	304261056	4,670,449.88	5.29000%	4,670,449.88	5.29000%	10	06/01/20	06/01/20	07/13/20
Totals		159,754,738.04		159,754,738.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
43	304261043 04/16/21	5,857,942.28	4,750,000.00	5,619,174.18	2,448,471.35	5,619,174.18	3,170,702.83	2,687,239.45	0.00	0.00	2,687,239.45	41.09%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,857,942.28	4,750,000.00	5,619,174.18	2,448,471.35	5,619,174.18	3,170,702.83	2,687,239.45	0.00	0.00	2,687,239.45

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 29

			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
43	304261043	04/16/21	0.00	0.00	2,687,239.45	0.00	0.00	2,687,239.45	0.00	0.00	2,687,239.45
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,687,239.45	0.00	0.00	2,687,239.45	0.00	0.00	2,687,239.45

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	2,833.62	0.00	0.00	5,031.10	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,676.62	0.00	0.00	7,789.17	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,602.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	1,168.13	0.00	0.00	2,667.17	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	923.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	0.00	0.00	212.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,204.46	0.00	212.93	15,487.44	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,904.83

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

None
© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29